Subsequent Events (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 12, 2023 USD ($) item Y $ / shares shares	Jun. 30, 2023 USD ($) shares	Sep. 02, 2023 USD ($)	Jul. 01, 2023 USD ($)	Dec. 23, 2022 USD ($)	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Subsequent Events
Common stock, shares issued | shares	8,254,527	160,036,639				153,094,269	107,806,361
Common stock, shares outstanding | shares		142,007,286				148,893,898
Financing Warrants
Subsequent Events
Common stock, shares issued | shares	1,173,372
Common stock, shares outstanding | shares		1,173,372
Redeemable convertible preference shares
Subsequent Events
Total facility		$ 75.0
Preference Shares
Subsequent Events
Minimum average of daily trading		$ 0.9
Number of trading days to be achieved		20 days
Sunset Power | Working capital facility
Subsequent Events
Committed equity facility					$ 20.0
Secured debt | Cigna And Barings
Subsequent Events
Cash held with financial institutions		$ 150.0
Liquidity reserve requirement		$ 25.0
Subsequent Event | Redeemable convertible preference shares
Subsequent Events
Total facility				$ 75.0
Amount raised initially				$ 25.0
Subsequent Event | Preference Shares
Subsequent Events
Total facility	$ 75.0
Maximum amount of shares that the Group has the right to sell	75.0
Amount raised initially	25.0
Maximum subsequent funding	$ 21.0
Term of preference shares	19 months
Issuance of preferred shares at percentage of face value	100.00%
Conversion price as percentage of traded ordinary share price at issuance	120.00%
Conversion price as percentage of VWAP at conversion dates	94.00%
First redemption installment occurring from the Initial Closing date | Y	10
Subsequent redemption installment occurring thereafter | Y	20
Redemption installment amount	$ 5.3
Fixed conversion price as percentage of the issuance date price	120.00%
Percentage of arithmetic average of the three lowest daily VWAPs of the 10 trading days prior to the payment date	94.00%
Lowest daily VWAPS of 10 trading days | item	3
Trading days for arithmetic average of three lowest daily VWAPs | Y	10
Percentage of VWAP of trading day prior to payment date	94.00%
Maximum share price for conversion at 85% of trading VWAP | $ / shares	$ 0.75
Conversion as percentage of trading VWAP if share price fall below $1.00	85.00%
Threshold notice period to terminate the financing facility	20 days
Subsequent Event | Senior Debt Obligations And Equity Facility
Subsequent Events
Liquidity reserve requirement	$ 25.0
Subsequent Event | Senior Debt Obligations | Cigna And Barings
Subsequent Events
Debt instrument face value			$ 150.0
Liquidity reserve requirement			$ 25.0